State Street Institutional Investment Trust

One Congress Street

Boston, MA 02114

February 3, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)

File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and Statement of Additional Information for the Trust, dated January 31, 2026, do not differ from those contained in the Post-Effective Amendment No. 318 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 23, 2026 (Accession # 0001193125-26-021185).

If you have any questions, please contact me at (617) 664-6507.

Very truly yours,

/s/ Edmund Gerard Maiorana, Jr.

Edmund Gerard Maiorana, Jr.

Assistant Secretary